S-K 1603(a)(7) Direct and Indirect Material Interest Holders	Nov. 10, 2025
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
Experience and Involvement in Other SPACs [Text Block]

Subject to the non-managing sponsor investors purchasing the public units allocated to them in connection with the closing of this offering, the sponsor will issue membership interests at a nominal purchase price ($0.005 per share) to the non-managing sponsor investors reflecting interests in an aggregate of 4,166,667 founder shares (or 4,791,667 founder shares if the over-allotment option is exercised in full) held by the sponsor. Non-managing sponsor investors will have no right to control the sponsor or participate in any decision regarding the disposal of any security held by the sponsor, or otherwise.

Michael R. Pollard [Member]
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Michael R. Pollard
Abhay N. Pande [Member]
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Abhay N. Pande
Kevin M. Murphy [Member]
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Kevin M. Murphy